BUSINESS ACTIVITIES AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
NOTE 1 - BUSINESS ACTIVITIES AND BASIS OF PRESENTATION

NOTE 1 – BUSINESS ACTIVITIES AND BASIS OF PRESENTATION

Nymox Pharmaceutical Corporation is a company which re-domiciled from Canada to the Commonwealth of The Bahamas in 2015 and is incorporated under the International Business Companies Act of the Commonwealth of The Bahamas. Nymox Pharmaceutical Corporation including its whole owned subsidiaries, Nymox Corporation, a Delaware Corporation, and Serex Inc. of New Jersey (together referred to as the “Corporation”), is a biopharmaceutical corporation, which specializes in the research and development of products for the aging population. The head office of the Corporation is located at Bay & Deveaux Sts., 2nd Floor, Nassau, The Bahamas. The Corporation currently markets NicAlertTM and TobacAlertTM, tests that use urine or saliva to detect use of tobacco products. Since 1989, the Corporation’s activities and resources have been primarily focused on developing certain pharmaceutical technologies. Since 2002, the Corporation has been developing its novel proprietary drug candidate, NX-1207, for the treatment of benign prostatic hyperplasia (BPH) and, since 2012, for the treatment of low-grade localized prostate cancer. The Corporation also has an extensive patent portfolio covering its marketed products, its investigational drug as well as other therapeutic and diagnostic indications.

Statement of Compliance

The consolidated financial statements of the Corporation have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and its interpretations as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Audit Committee of the Corporation’s Board of Directors on March 30, 2022.

Basis of measurement

The consolidated financial statements have been prepared on a going concern and on the historical cost basis.

Functional and presentation currency

These consolidated financial statements are presented in United States dollars, which is the Corporation and its subsidiaries’ functional currency.

Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses.

Information about critical judgments in applying accounting policies and assumption and estimation uncertainties that have the most significant effect on the amounts recognized in the consolidated financial statements is noted below:

Judgments in applying accounting policies

The use of the going concern basis (Note 2)

Contingent liability

Assessing the recognition of contingent liabilities requires judgment in evaluating whether it is probable that economic benefits will be required to settle matters subject to litigation .

 Stock options and warrants

There is estimation uncertainty with respect to selecting inputs to the Binomial pricing model used to determine the fair value of the stock options and warrants (Note 11).

Other areas of judgment and uncertainty relate to deferred tax assets. Reported amounts and note disclosure reflect the overall economic conditions that are most likely to occur and anticipated measures management intends to take. Actual results could differ from those estimates.

The above estimates and assumptions are reviewed regularly. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.